THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 99.4%

	Shares	Value
Communication Services — 13.1%
Alphabet, Cl A	7,939	$2,837,160
Electronic Arts	2,371	486,150
Meta Platforms, Cl A	4,523	2,547,761
Netflix *	4,170	297,738
Omnicom Group	16,821	1,225,073
Walt Disney	14,318	1,378,108
		8,771,990
Consumer Discretionary — 5.3%
Ralph Lauren, Cl A	2,384	956,961
Ross Stores	6,879	1,464,195
Tapestry	5,500	805,090
Ulta Beauty *	712	321,098
		3,547,344
Consumer Staples — 5.0%
Costco Wholesale	2,659	2,487,415
Kimberly-Clark	7,906	867,841
		3,355,256
Financials — 8.0%
Everest Group	4,278	1,528,230
Loews	23,841	2,699,040
Moody's	1,758	796,233
MSCI, Cl A	538	301,302
		5,324,805
Health Care — 5.6%
Agilent Technologies	5,162	685,668
Danaher	5,416	1,031,640
Henry Schein *	12,038	1,005,414
Stryker	3,197	1,006,543
		3,729,265
Industrials — 13.4%
Automatic Data Processing	5,868	1,314,139
Nordson	9,952	3,002,419
Paychex	6,577	646,716
Veralto	15,508	1,375,249
Xylem	21,822	2,579,579
		8,918,102
Information Technology — 43.0%
Adobe *	817	167,501

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRATIC
LARGE CAP CORE ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK** — continued

	Shares	Value
Information Technology — continued
Advanced Micro Devices *	5,636	$3,274,009
Amphenol, Cl A	15,935	2,809,659
Apple	10,843	3,137,531
Arista Networks *	9,728	1,652,593
Autodesk *	831	161,563
Cadence Design Systems *	2,883	1,082,048
International Business Machines	3,058	859,940
KLA	12,098	3,650,088
Lam Research	8,576	3,716,238
Microsoft	8,469	3,159,106
NVIDIA	15,681	3,137,611
Salesforce	4,140	648,573
ServiceNow *	1,680	166,790
Synopsys *	2,432	1,084,842
		28,708,092
Materials — 2.4%
Avery Dennison	10,057	1,632,754

Real Estate — 3.6%
American Tower, Cl A ‡	4,430	724,615
Kimco Realty ‡	65,517	1,660,856
		2,385,471

Total Common Stock
(Cost $48,791,451)		66,373,079

Total Investments - 99.4%
(Cost $48,791,451)		$66,373,079

Percentages are based on Net Assets of $66,788,953.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

RAM-QH-001-1200